Property and Equipment, Net - Summary of Property and equipment, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total	$ 387,374	$ 118,936
Less accumulated depreciation	(69,864)	(29,990)
Property and equipment, net	317,510	88,946	$ 32,505
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Total	$ 387,374	$ 118,936